Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Summary of liabilities for guarantees (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at beginning of period	$ 370	$ 365
Less reinsurance recoverables	146	184
Net balance at beginning of period	224	181
Incurred guarantee benefits	37	45
Paid guarantee benefits	(2)	(2)
Net change	35	43
Net balance at end of period	259	224
Plus reinsurance recoverables	185	146
Balance at end of period	444	370
In the event of death | Variable annuities
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at beginning of period	85	100
Balance at end of period	109	85
At annuitization (includes income benefit guarantees) | Variable annuities
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at beginning of period	26	40
Balance at end of period	36	26
Accumulation at specified dates | Variable annuities
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at beginning of period	22	34
Balance at end of period	25	22
For cumulative periodic withdrawals | Variable annuities
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at beginning of period	12	9
Balance at end of period	14	12
Other Guarantees | Variable annuities
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at beginning of period	225	182
Balance at end of period	260	225
Liability for guarantees related to death benefits and interest-sensitive life products
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at beginning of period	262	244
Less reinsurance recoverables	87	101
Net balance at beginning of period	175	143
Incurred guarantee benefits	24	34
Paid guarantee benefits	(2)	(2)
Net change	22	32
Net balance at end of period	197	175
Plus reinsurance recoverables	111	87
Balance at end of period	308	262
At annuitization (includes income benefit guarantees)
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at beginning of period	29	44
Less reinsurance recoverables	25	40
Net balance at beginning of period	4	4
Incurred guarantee benefits	0	0
Paid guarantee benefits	0	0
Net change	0	0
Net balance at end of period	4	4
Plus reinsurance recoverables	35	25
Balance at end of period	39	29
Liability for guarantees related to accumulation and withdrawal benefits
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at beginning of period	79	77
Less reinsurance recoverables	34	43
Net balance at beginning of period	45	34
Incurred guarantee benefits	13	11
Paid guarantee benefits	0	0
Net change	13	11
Net balance at end of period	58	45
Plus reinsurance recoverables	39	34
Balance at end of period	$ 97	$ 79